Note 14 - Parent Company Financial Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Net income	$ 1,035	$ 913	$ 4,557	$ 2,499	$ 3,581	$ 2,994
Securities amortization and accretion, net					963	1,087
Gain on sale of securities					(33)	(209)
Net cash flows from operating activities			5,275	4,970	5,851	5,379
Proceeds from sales of available-for-sale securities			7,670	2,644	2,644	7,342
Net cash from investing activities			(23,964)	(26,919)	(50,949)	(32,059)
Net cash flows from financing activities			19,269	29,870	42,958	26,411
Change in cash and cash equivalents			580	7,921	(2,140)	(269)
Cash and cash equivalents, beginning of year			7,772	9,912	9,912	10,181
Cash and cash equivalents, end of year	$ 8,352	$ 17,833	8,352	17,833	7,772	9,912
Parent Company [Member]
Net income					3,581	2,994
Equity in undistributed net income of Bank subsidiary					(2,312)	(2,038)
Securities amortization and accretion, net					(10)	(10)
Gain on sale of securities						(11)
Change in other assets and liabilities					12	6
Net cash flows from operating activities					1,271	941
Proceeds from sales of available-for-sale securities						357
Net cash from investing activities						357
Dividend paid					(1,351)	(1,308)
Issuance of treasury stock for stock awards					90
Net cash flows from financing activities					(1,261)	(1,308)
Change in cash and cash equivalents					10	(10)
Cash and cash equivalents, beginning of year			$ 46	$ 36	36	46
Cash and cash equivalents, end of year					$ 46	$ 36